Schedule of Investments (unaudited)
June 30, 2025
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Boeing Co. (The)(a)	61,191	$ 12,821,350
General Electric Co.	630,014	162,159,303
Lockheed Martin Corp.	34,992	16,206,195
TransDigm Group, Inc.	5,765	8,766,490
		199,953,338
Automobiles — 3.5%
Tesla, Inc.(a)	1,528,583	485,569,676
Banks — 0.4%
Bank of America Corp.	328,181	15,529,525
Citigroup, Inc.	197,345	16,798,006
NU Holdings Ltd., Class A(a)	1,915,745	26,284,022
		58,611,553
Beverages — 0.9%
Coca-Cola Co. (The)	1,138,456	80,545,762
Monster Beverage Corp.(a)	418,523	26,216,281
PepsiCo, Inc.	111,987	14,786,763
		121,548,806
Biotechnology — 2.5%
AbbVie, Inc.	1,061,380	197,013,356
Amgen, Inc.	237,701	66,368,496
Gilead Sciences, Inc.	201,332	22,321,679
Vertex Pharmaceuticals, Inc.(a)(b)	154,075	68,594,190
		354,297,721
Broadline Retail — 5.5%
Amazon.com, Inc.(a)	3,520,600	772,384,434
Building Products — 0.4%
Trane Technologies PLC	133,560	58,420,480
Capital Markets — 1.0%
Blackstone, Inc., Class A, NVS	438,508	65,592,027
Brookfield Asset Management Ltd., Class A(b)	78,729	4,352,139
Charles Schwab Corp. (The)	88,992	8,119,630
Goldman Sachs Group, Inc. (The)	9,775	6,918,256
Interactive Brokers Group, Inc., Class A	13,500	748,035
KKR & Co., Inc., Class A	100,883	13,420,466
Moody’s Corp.	93,131	46,713,578
		145,864,131
Chemicals — 0.4%
Ecolab, Inc.	36,490	9,831,865
Sherwin-Williams Co. (The)	126,669	43,493,068
		53,324,933
Commercial Services & Supplies — 0.9%
Cintas Corp.	205,979	45,906,540
Copart, Inc.(a)	494,392	24,259,815
Waste Management, Inc.	221,642	50,716,123
		120,882,478
Communications Equipment — 0.6%
Arista Networks, Inc.(a)	618,051	63,232,798
Motorola Solutions, Inc.	42,211	17,748,037
		80,980,835
Consumer Finance — 0.3%
American Express Co.	107,910	34,421,132
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	265,924	263,248,805
Walmart, Inc.	260,840	25,504,935
		288,753,740
Security	Shares	Value
Electrical Equipment — 0.6%
GE Vernova, Inc.	163,794	$ 86,671,595
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	722,396	71,336,605
Entertainment — 2.9%
Netflix, Inc.(a)	253,911	340,019,838
Spotify Technology SA(a)	92,157	70,715,752
		410,735,590
Financial Services — 4.8%
Apollo Global Management, Inc.	172,302	24,444,485
Fiserv, Inc.(a)	91,755	15,819,479
Mastercard, Inc., Class A	487,421	273,901,357
Visa, Inc., Class A	1,020,438	362,306,512
		676,471,833
Ground Transportation — 0.9%
Uber Technologies, Inc.(a)	1,206,202	112,538,646
Union Pacific Corp.	28,172	6,481,814
		119,020,460
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.(a)	151,843	16,309,457
Intuitive Surgical, Inc.(a)	213,815	116,189,209
Stryker Corp.	53,176	21,038,021
		153,536,687
Health Care Providers & Services — 0.5%
Cigna Group (The)	12,691	4,195,391
HCA Healthcare, Inc.	22,075	8,456,932
McKesson Corp.	69,402	50,856,398
		63,508,721
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	254,805	33,720,894
Booking Holdings, Inc.	18,305	105,972,038
Chipotle Mexican Grill, Inc.(a)	803,630	45,123,824
DoorDash, Inc., Class A(a)	214,956	52,988,803
Marriott International, Inc., Class A	104,737	28,615,196
McDonald’s Corp.	24,121	7,047,433
Starbucks Corp.	89,778	8,226,358
		281,694,546
Household Products — 0.2%
Colgate-Palmolive Co.	228,932	20,809,919
Kimberly-Clark Corp.	71,417	9,207,079
		30,016,998
Industrial Conglomerates — 0.1%
3M Co.	51,739	7,876,745
Insurance — 0.4%
Aon PLC, Class A	116,200	41,455,512
Arthur J. Gallagher & Co.	9,211	2,948,625
Marsh & McLennan Cos., Inc.	34,920	7,634,909
Progressive Corp. (The)	17,542	4,681,258
		56,720,304
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A	1,904,857	335,692,949
Alphabet, Inc., Class C, NVS	1,551,016	275,134,728
Meta Platforms, Inc., Class A	931,768	687,728,643
		1,298,556,320
IT Services — 0.3%
Snowflake, Inc., Class A(a)	187,259	41,902,946

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.2%
Caterpillar, Inc.	34,012	$ 13,203,799
Illinois Tool Works, Inc.	57,809	14,293,275
		27,497,074
Oil, Gas & Consumable Fuels — 0.0%
Williams Cos., Inc. (The)	38,540	2,420,697
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	233,980	10,830,934
Eli Lilly & Co.	479,973	374,153,353
Zoetis, Inc., Class A	213,318	33,266,942
		418,251,229
Professional Services — 0.5%
Automatic Data Processing, Inc.	226,340	69,803,256
Semiconductors & Semiconductor Equipment — 19.3%
Advanced Micro Devices, Inc.(a)	564,380	80,085,522
Applied Materials, Inc.	138,198	25,299,908
Broadcom, Inc.	2,355,771	649,368,276
KLA Corp.	79,729	71,416,454
Lam Research Corp.	766,061	74,568,378
Marvell Technology, Inc.	36,000	2,786,400
NVIDIA Corp.	10,896,353	1,721,514,811
QUALCOMM, Inc.	150,847	24,023,893
Texas Instruments, Inc.	222,774	46,252,338
		2,695,315,980
Software — 20.8%
Adobe, Inc.(a)	254,981	98,647,049
AppLovin Corp., Class A(a)	142,838	50,004,727
Atlassian Corp., Class A(a)	97,108	19,721,664
Autodesk, Inc.(a)	127,639	39,513,205
Cadence Design Systems, Inc.(a)	163,470	50,373,280
Crowdstrike Holdings, Inc., Class A(a)	146,322	74,523,258
Fortinet, Inc.(a)	381,204	40,300,887
Intuit, Inc.	163,582	128,842,091
Microsoft Corp.	3,442,723	1,712,444,847
MicroStrategy, Inc., Class A(a)	8,255	3,336,919
Oracle Corp.	992,044	216,890,580
Palantir Technologies, Inc., Class A(a)	1,308,672	178,398,167
Palo Alto Networks, Inc.(a)	393,544	80,534,844
Salesforce, Inc.	62,405	17,017,219
ServiceNow, Inc.(a)	123,824	127,300,978
Synopsys, Inc.(a)	81,139	41,598,343
Workday, Inc., Class A(a)	128,983	30,955,920
		2,910,403,978
Security	Shares	Value
Specialized REITs — 0.5%
American Tower Corp.	280,240	$ 61,938,645
Public Storage	12,405	3,639,875
		65,578,520
Specialty Retail — 1.8%
AutoZone, Inc.(a)	1,561	5,794,791
Home Depot, Inc. (The)	454,604	166,676,011
O’Reilly Automotive, Inc.(a)	469,253	42,293,773
TJX Cos., Inc. (The)	335,064	41,377,053
		256,141,628
Technology Hardware, Storage & Peripherals — 10.2%
Apple Inc.	6,943,362	1,424,569,581
Dell Technologies, Inc., Class C	25,938	3,179,999
		1,427,749,580
Total Long-Term Investments — 99.8% (Cost: $10,376,772,060)		13,946,224,549
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	10,179,668	10,183,740
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	72,529,440	72,529,440
Total Short-Term Securities — 0.6% (Cost: $82,713,180)		82,713,180
Total Investments — 100.4% (Cost: $10,459,485,240)		14,028,937,729
Liabilities in Excess of Other Assets — (0.4)%		(60,128,822)
Net Assets — 100.0%		$ 13,968,808,907

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 75,782,792	$ —	$ (65,586,815)(a)	$ (12,237)	$ —	$ 10,183,740	10,179,668	$ 31,308 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,726,822	55,802,618 (a)	—	—	—	72,529,440	72,529,440	220,031	—
				$ (12,237)	$ —	$ 82,713,180		$ 251,339	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	99	09/19/25	$ 21,369	$ 794,613
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,946,224,549	$ —	$ —	$ 13,946,224,549
Short-Term Securities
Money Market Funds	82,713,180	—	—	82,713,180
	$ 14,028,937,729	$ —	$ —	$ 14,028,937,729
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 794,613	$ —	$ —	$ 794,613

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust